The James Advantage Funds


November 4, 2004


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

      Re:   The James Advantage Funds (the "Trust")
            File Nos. 333-37277; 811-8411

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 10 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 10 has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary


           221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
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